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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Keating                     New York, NY   1/31/11
-------------------------------------   -------------   -------
             [Signature]                [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           94
Form 13F Information Table Value Total:      1468673
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    28 - 10208             Richmond Enterprises, Inc.
 2    28 - 10207             New York Community Bank
 3    28 - 10200             New York Community Bancorp, Inc.


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Peter B. Cannell & Co., Inc.
FORM 13F

                                    31-Dec-10

                                                                                                         Voting Authority
                                                             Value   Shares/ Sh/ Put/ Invstmt   Other  --------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared None
--------------                 -------------- ------------ -------- -------- --- ---- ------- -------- -------- ------ ----
ABBOTT LABORATORIES            COM            002824100         843    17595 SH       Defined 1,2,3       17595
AFFILIATED MANAGERS GROUP INC  COM            008252108        1094    11025 SH       Defined 1,2,3       11025
AFLAC INC                      COM            001055102        3395    60168 SH       Defined 1,2,3       60168
AGILENT TECHNOLOGIES INC       COM            00846U101        1944    46917 SH       Defined 1,2,3       46917
ALLEGHENY TECHNOLOGIES INC     COM            01741R102       51554   934295 SH       Defined 1,2,3      934295
ALLERGAN INC                   COM            018490102        2668    38850 SH       Defined 1,2,3       38850
AMGEN INC                      COM            031162100        1403    25550 SH       Defined 1,2,3       25550
ANADARKO PETROLEUM CORP        COM            032511107        3724    48900 SH       Defined 1,2,3       48900
ANALOG DEVICES INC             COM            032654105       64552  1713615 SH       Defined 1,2,3     1713615
APPLE INC                      COM            037833100       88467   274265 SH       Defined 1,2,3      274265
AVNET INC                      COM            053807103       37956  1149140 SH       Defined 1,2,3     1149140
BAXTER INTERNATIONAL INC       COM            071813109        2018    39871 SH       Defined 1,2,3       39871
BERKSHIRE HATHAWAY INC CL A    CL A           084670108         241        2 SH       Defined 1,2,3           2
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104        4524   135899 SH       Defined 1,2,3      135899
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT    G16252101       25108  1192775 SH       Defined 1,2,3     1192775
CAPITOL FEDERAL FINANCIAL INC  COM            14057J101         596    50000 SH       Defined 1,2,3       50000
CARMAX INC                     COM            143130102        1108    34750 SH       Defined 1,2,3       34750
CATERPILLAR INC                COM            149123101        2273    24267 SH       Defined 1,2,3       24267
CELGENE CORP                   COM            151020104       64057  1083140 SH       Defined 1,2,3     1083140
CENTURYLINK, INC               COM            156700106       10639   230425 SH       Defined 1,2,3      230425
CHEVRON CORP                   COM            166764100         737     8080 SH       Defined 1,2,3        8080
CHUBB CORP                     COM            171232101         227     3800 SH       Defined 1,2,3        3800
CISCO SYSTEMS INC              COM            17275R102       22604  1117355 SH       Defined 1,2,3     1117355
COCA COLA CO                   COM            191216100         460     7000 SH       Defined 1,2,3        7000
COLGATE-PALMOLIVE CO           COM            194162103         684     8515 SH       Defined 1,2,3        8515
CONTINENTAL RESOURCES INC      COM            212015101       35069   595898 SH       Defined 1,2,3      595898
CREE, INC                      COM            225447101       50532   766915 SH       Defined 1,2,3      766915
CROWN HOLDINGS INC             COM            228368106       50962  1526730 SH       Defined 1,2,3     1526730
CSX CORP                       COM            126408103       60568   937445 SH       Defined 1,2,3      937445
DEERE & CO                     COM            244199105        3046    36681 SH       Defined 1,2,3       36681
DEVON ENERGY CORP              COM            25179M103       32481   413715 SH       Defined 1,2,3      413715
DISNEY WALT CO.                COM DISNEY     254687106        2594    69146 SH       Defined 1,2,3       69146
DOLLAR THRIFTY AUTO GROUP INC  COM            256743105        3582    75800 SH       Defined 1,2,3       75800
DOMINION RESOURCES INC.        COM            25746u109         868    20322 SH       Defined 1,2,3       20322
DOVER CORPORATION              COM            260003108        2600    44487 SH       Defined 1,2,3       44487
DRESS BARN INC                 COM            261570105       35076  1327625 SH       Defined 1,2,3     1327625
DUKE ENERGY CORP               COM            26441C105         777    43600 SH       Defined 1,2,3       43600
EMC CORP                       COM            268648102        4128   180283 SH       Defined 1,2,3      180283
ENBRIDGE ENERGY MANAGEMENT LLC SHS UNITS LLI  29250X103        1028    16093 SH       Defined 1,2,3       16093
ENBRIDGE ENERGY PARTNERS LP    COM            29250R106        8978   143925 SH       Defined 1,2,3      143925
ENCORE ENERGY PARTNERS LP      COM UNIT       29257A106        6880   306200 SH       Defined 1,2,3      306200
EQT CORPORATION                COM            26884L109       48351  1078290 SH       Defined 1,2,3     1078290
EXXON MOBIL CORP               COM            30231G102        1353    18502 SH       Defined 1,2,3       18502
FREEPORT-MCMORAN COPPER & GOLD COM            35671D857       56072   466920 SH       Defined 1,2,3      466920

GENERAL ELECTRIC CO            COM            369604103        1293    70700 SH       Defined 1,2,3       70700
GENESIS ENERGY LP              UNIT LTD PARTN 371927104       27783  1052375 SH       Defined 1,2,3     1052375
GENTEX CORP                    COM            371901109       16281   550775 SH       Defined 1,2,3      550775
HERTZ GLOBAL HOLDINGS INC      COM            42805T105       34003  2346625 SH       Defined 1,2,3     2346625
HOME DEPOT INC                 COM            437076102         929    26500 SH       Defined 1,2,3       26500
HUDSON CITY BANCORP INC        COM            443683107        2756   216300 SH       Defined 1,2,3      216300
INTERNATIONAL BUSINESS MACHINE COM            459200101       61010   415715 SH       Defined 1,2,3      415715
ISHARES SILVER TRUST           ISHARES        46428Q109         287     9500 SH       Defined 1,2,3        9500
JOHNSON & JOHNSON CO           COM            478160104        2516    40676 SH       Defined 1,2,3       40676
MDU RESOURCES GROUP INC        COM            552690109       14904   735250 SH       Defined 1,2,3      735250
MEDCO HEALTH SOLUTIONS INC     COM            58405U102       53993   881232 SH       Defined 1,2,3      881232
MERCK & CO INC                 COM            58933Y105        3894   108050 SH       Defined 1,2,3      108050
METABOLIX INC                  COM            591018809         515    42300 SH       Defined 1,2,3       42300
MFA FINANCIAL, INC             COM            55272X102        5513   675600 SH       Defined 1,2,3      675600
MICROSOFT CORP.                COM            594918104        4745   169936 SH       Defined 1,2,3      169936
NATURAL RESOURCE PARTNERS LP   COM UNIT L P   63900P103       16976   511325 SH       Defined 1,2,3      511325
NORTHROP GRUMMAN CORP          COM            666807102        1088    16791 SH       Defined 1,2,3       16791
ORACLE CORP                    COM            68389X105         250     8000 SH       Defined 1,2,3        8000
ORITANI FINANCIAL CORP         COM            68633D103       26676  2179393 SH       Defined 1,2,3     2179393
PALOMAR MEDICAL TECHNOLOGIES I COM            697529303        2471   173900 SH       Defined 1,2,3      173900
PAYCHEX INC                    COM            704326107        9766   315950 SH       Defined 1,2,3      315950
PEPSICO INC                    COM            713448108         470     7200 SH       Defined 1,2,3        7200
PETSMART INC                   COM            716768106        2422    60833 SH       Defined 1,2,3       60833
POTLATCH CORP                  COM            737630103        9293   285510 SH       Defined 1,2,3      285510
PROCTER & GAMBLE CO            COM            742718109         869    13516 SH       Defined 1,2,3       13516
RAYONIER INC                   COM            754907103        4603    87650 SH       Defined 1,2,3       87650
REPUBLIC SERVICES INC          COM            760759100       31298  1048165 SH       Defined 1,2,3     1048165
ROMA FINANCIAL CORP            COM            77581P109        6280   592455 SH       Defined 1,2,3      592455
SOUTHWESTERN ENERGY CO         COM            845467109       64649  1727208 SH       Defined 1,2,3     1727208
SPDR GOLD TRUST                GOLD SHS       78463V107        1155     8325 SH       Defined 1,2,3        8325
SPECTRA ENERGY CORP            COM            847560109        3843   153783 SH       Defined 1,2,3      153783
ST. JUDE MEDICAL INC           COM            790849103        3250    76030 SH       Defined 1,2,3       76030
STANLEY BLACK & DECKER INC     COM            854502101        3464    51800 SH       Defined 1,2,3       51800
STILLWATER MINING CO           COM            86074Q102       42341  1983200 SH       Defined 1,2,3     1983200
SUNCOR ENERGY INC              COM            867224107         230     6000 SH       Defined 1,2,3        6000
TELEFONICA S.A.                SPONSORED ADR  879382208        2260    33030 SH       Defined 1,2,3       33030
TERADATA CORP                  COM            88076W103       37294   906065 SH       Defined 1,2,3      906065
TERRITORIAL BANCORP INC        COM            88145X108       10111   507850 SH       Defined 1,2,3      507850
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209        2462    47228 SH       Defined 1,2,3       47228
THERMO FISHER SCIENTIFIC INC   COM            883556102        4095    73967 SH       Defined 1,2,3       73967
TUPPERWARE BRANDS CORP         COM            899896104        4706    98725 SH       Defined 1,2,3       98725
UNILEVER N V                   N Y SHS NEW    904784709        1634    52031 SH       Defined 1,2,3       52031
URBAN OUTFITTERS INC           COM            917047102       48706  1360120 SH       Defined 1,2,3     1360120
VARIAN MEDICAL SYSTEMS INC     COM            92220P105        1891    27290 SH       Defined 1,2,3       27290
VIRNETX HOLDING CORP           COM            92823T108       22056  1485275 SH       Defined 1,2,3     1485275
VISA INC                       COM CL A       92826C839        2692    38250 SH       Defined 1,2,3       38250
WAL MART STORES INC            COM            931142103        1233    22867 SH       Defined 1,2,3       22867
WHIRLPOOL CORP                 COM            963320106       57743   650040 SH       Defined 1,2,3      650040
WR BERKLEY CORP                COM            084423102         965    35250 SH       Defined 1,2,3       35250
TELEFLEX, INC CONV SR SUB NTS  CONV           879369AA4       11188 10655000 PRN      Defined 1,2,3    10655000
REPORT SUMMARY                            94  DATA RECORDS  1468673            3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED